Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		¥ 368,998	¥ 383,380	¥ 829,745	¥ 715,381
Consolidated, Income (loss) before income taxes		83,627	128,486	265,438	203,292
Consolidated, Long-lived assets		495,658		495,658		¥ 458,913
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	112,903	52,735	222,091	125,274
Consolidated, Income (loss) before income taxes		39,159	1,143	79,157	15,409
Consolidated, Long-lived assets		93,175		93,175		84,904
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		39,510	30,091	59,681	60,921
Consolidated, Income (loss) before income taxes		(8,437)	(1,490)	6,580	3,039
Consolidated, Long-lived assets		61,857		61,857		52,179
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		17,369	16,441	27,605	33,257
Consolidated, Income (loss) before income taxes		12,720	10,530	21,915	22,172
Consolidated, Long-lived assets		28,016		28,016		29,618
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		169,782	99,267	309,377	219,452
Consolidated, Income (loss) before income taxes		43,442	10,183	107,652	40,620
Consolidated, Long-lived assets		183,048		183,048		166,701
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		199,216	284,113	520,368	495,929
Consolidated, Income (loss) before income taxes		40,185	¥ 118,303	157,786	¥ 162,672
Consolidated, Long-lived assets		¥ 312,610		¥ 312,610		¥ 292,212

[1]	There is no revenue derived from transactions with a single major external customer.